INDEXIQ ETF TRUST
(the “Trust”)
IQ CBRE NextGen Real Estate ETF
(formerly, IQ U.S. Real Estate Small Cap ETF)
(the “Fund”)
Supplement dated November 18, 2022 (“Supplement”) to the
Prospectus dated September 1, 2022
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the bar chart within the section entitled “Performance Information” is deleted in its entirety and replaced with the following:
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MEROOF16b-11/22